Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events:
20.      Subsequent Events:
a)      Sale of Vessels: In 2015, as further discussed in Note 5, the Company entered into various separate agreements with third parties to sell certain of the Company's operating vessels (Indomitable, Magnum Opus, Tsu Ebisu and Deep Blue). In addition, in 2015, as further discussed in Note 6, the Company entered into various separate agreements with third parties to sell upon their delivery from the shipyards the newbuilding vessels Behemoth, Bruno Marks, Jenmark, Star Aries and Star Taurus. In early 2016, the Company entered into various separate agreements with third parties to sell the operating vessel Obelix and the newbuilding vessel Megalodon (ex-HN 5056) upon its delivery from the shipyard. The net book value of these operating and newbuilding vessels as of December 31, 2015, was $176,336. The delivery dates of these vessels are discussed below:

Operating Vessels:

i.	On February 3, 2016, the vessel Tsu Ebisu was delivered to its new owners.

ii.	On March 2, 2016, the vessel Magnum Opus was delivered to its new owners.

In connection with the sale of Tsu Ebisu and Magnum Opus, the Company repaid $17,550 and $18,000, respectively, under their corresponding facilities as discussed in Note 8.

iii.	On March 18, 2016, the vessel Deep Blue was delivered to its new owners, and the DVB $31,000 facility was fully repaid.

Newbuildings:

i.	On January 7, 2016, the Company took delivery of and delivered to its new owners Behemoth (ex-HN 5055), a 182,000 dwt Capesize bulk carrier built by JMU.

ii.	On January 11, 2016, the Company took delivery of Bruno Marks (ex-HN 1312), a 182,000 dwt Capesize bulk carrier built by SWS. On January 15, 2016, Bruno Marks was delivered to its new owners.

iii.	On January 26, 2016, the Company took delivery of and delivered to its new owners Megalodon (ex-HN 5056), a 182,000 dwt Capesize bulk carrier built by JMU.

iv.	On February 29, 2016, the Company took delivery of and delivered to its new owners Star Aries (ex-HN 1338), a 180,000 dwt Capesize bulk carrier built by SWS.

b)	Delivery of newbuilding vessels:

i.	On January 6, 2016, the Company took delivery of Star Lutas (ex-HN NE 197), a 61,000 dwt Ultramax bulk carrier built by Nantong COSCO KHI-Ship Engineering Co. (“NACKS”).

ii.	On January 8, 2016, the Company took delivery of Kennadi (ex-HN 1080), a 64,000 dwt Ultramax bulk carrier built by New Yangzijiang.

iii.	On February 26, 2016, the Company took delivery of Star Poseidon (ex-HN NE 198), a 209,000 dwt Newcastlemax bulk carrier built by NACKS.

iv.	On March 2, 2016, the Company took delivery of Mackenzie (ex-HN 1081), a 64,000 dwt Ultramax bulk carrier built by New Yangzijiang.

v.	On March 11, 2016 the Company took delivery of Star Marisa (ex-HN 1359), a 208,000 dwt Newcastlemax bulk carrier built by SWS.

c)      Pool Agreement: In January 2016, the Company entered into a Capesize vessel pooling agreement (“CCL”) with BOCIMAR INTERNATIONAL NV, GOLDEN OCEAN GROUP LIMITED and C TRANSPORT HOLDING LTD. The Company agreed to market nine of its Capesize dry bulk vessels, which had previously been operating in the spot market, as part of one combined CCL fleet. Together with the Company's nine vessels, the CCL fleet will initially consist of 65 modern Capesize vessels and will be managed out of Singapore and Antwerp. Each vessel owner will continue to be responsible for the operating, accounting and technical management of its respective vessels. The Company expects to achieve improved scheduling ability through the joint marketing opportunity that CCL represents for its Capesize vessels, with the overall aim of enhancing economic efficiencies.

d)
Shipbuilding contract terminations: In February 2016, the Company agreed in principle with certain shipyards to terminate two shipbuilding contacts. The Company will have no future capital expenditure obligations on these vessels once definitive documentation is executed.

e)
Commerzbank $120,000 Facility - Refinancing Amendment: In early 2016, the Company agreed in principle with Commerzbank to a refinancing amendment of the Commerzbank $120,000 Facility. Pursuant to this refinancing amendment, the Company agreed to (a) amend certain covenants governing this facility, (b) change the amortization schedule for this facility, and (c) extend the repayment date for the facility from October 2016 to October 2018. The Company expect that the documentation for this refinancing amendment will be finalized and executed in April 2016.

f)	Resignation of Director: On March 14, 2016, Ms. Renée Kemp stepped down from the Company's Board of Directors.